INCOME TAXES	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

United States of America

The Company is incorporated in the U.S. and is subject to a U.S. federal corporate income tax rate of 21% for the years ended March 31, 2022 and 2021.

British Virgin Islands

RGL was incorporated in the British Virgin Islands (“BVI”). Under the current laws of the BVI, RGL was not subject to tax on income or capital gains. In addition, upon payments of dividends by RGL, no BVI withholding tax was imposed. During the years ended March 31, 2022 and 2021, there were no income or expenses in the BVI; RGL was formally dissolved as of April 23, 2021.

UK

DDL, TCL and DDHL are all incorporated in the UK and the applicable UK statutory income tax rate for these companies is 19%.

For the fiscal years ended March 31, 2022 and 2021 loss before income tax benefit arose in the UK and U.S. as follows:

	March 31,
	2022	2021
	$	$
Loss before income taxes arising in UK	(11,716,916)	(5,030,204)
Loss before income taxes arising in U.S.	(2,520,145)	(1,564,224)
Total loss before income tax benefit	(14,237,061)	(6,594,428)

Reconciliation of our effective tax rate to the loss calculated at the statutory U.S. federal tax rate is as follows:

	March 31,
	2022		2021
	$		$
Loss before income taxes	(14,237,061)		(6,594,428)
Expected tax benefit	(2,989,783)	(21%)	(1,384,830)	(21%)
Foreign tax differential	234,338	2%	100,604	2%
Enhanced research and development	(463,591)	(3%)	(259,861)	(4%)
Prior year true-up of NOL’s	2,401,930	17%	—	—
Other	74,579	1%	20,226	—
Change in valuation allowance	742,527	5%	1,523,861	23%
R&D credit received	350,256	2%	335,832	5%
Actual income tax benefit	350,256	2%	335,832	5%

The tax effects of the temporary differences that give rise to significant portions of deferred income tax assets are presented below:

	March 31,
	2022	2021
	$	$
Net operating tax loss carried forward	6,671,000	5,204,000
Research and development enhancement	335,000	1,057,000
Other items	(335,000)	(333,000)
Valuation allowance	(6,671,000)	(5,928,000)
Net deferred tax assets	—	—

In the fiscal year ended March 31, 2022, the Company received $350,256 from HMRC (Her Majesty’s Revenue and Customs) in tax credits relating to the reimbursement of research and development expenses incurred during the fiscal year ended March 31, 2021. For the fiscal year ended March 31, 2021, the research and development tax credit received was $335,832, relating to expenses incurred for the fiscal year ended March 31, 2020. These amounts are reflected as a credit provision for income taxes in the Company’s consolidated statements of operations and comprehensive loss in the respective years received.

For each of the fiscal years ended March 31, 2022 and 2021, the Company did not have unrecognized tax benefits, and therefore no interest or penalties related to unrecognized tax benefits were accrued. Management does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Company mainly files income tax returns in the U.S. and the UK. The Company is subject to U.S. federal income tax examination by tax authorities for tax years beginning in 2017.  The UK tax returns for the Company’s UK subsidiaries are open to examination by the UK tax authorities for the tax years beginning April 1, 2016.

As of March 31, 2022, the Company has net operating losses (“NOLs”) of approximately $8,351,000 in the U.S. and $25,879,000 in the UK. NOLs may be carried forward indefinitely. Additionally, the Company has a research and development enhancement deduction carry forward of approximately $1,762,000 for purposes of UK income tax filings.